Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangibles:
Trademarks (indefinite life)		$ 14,600	$ 14,600
Intangible assets, gross		101,506	122,386
Less accumulated amortization		(46,613)	(54,621)
Total intangible assets-net	$ 50,640	54,893	67,765
Other Intangible Assets
Intangibles:
Intangible assets, gross		28,695	31,421
Less accumulated amortization		(13,942)	(12,441)
Intangible assets, net		14,753	18,980
Customer Relationships
Intangibles:
Intangible assets, gross		58,211	76,365
Less accumulated amortization		(32,671)	(42,180)
Intangible assets, net		$ 25,540	$ 34,185